Subsequent Events (Details Narrative)																					1 Months Ended															3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 09, 2025 shares	Jun. 05, 2025 USD ($) shares	May 01, 2025 shares	Apr. 14, 2025 shares	Apr. 07, 2025 USD ($)	Mar. 25, 2025 USD ($)	Mar. 21, 2025 USD ($)	Mar. 13, 2025 shares	Jan. 31, 2025 USD ($)	Jan. 29, 2025 USD ($) shares	Jan. 27, 2025 shares	Jan. 20, 2025 USD ($)	Jan. 17, 2025 USD ($)	Jan. 14, 2025 shares	Jan. 08, 2025 USD ($) shares	Jan. 07, 2025 $ / shares shares	Dec. 19, 2024	Dec. 12, 2024	Jun. 23, 2023 USD ($)	Jan. 07, 2022	Apr. 30, 2025 shares	Mar. 31, 2025 USD ($) $ / shares shares	Mar. 31, 2025 CAD ($) shares	Jan. 31, 2025 USD ($) shares	Nov. 30, 2024 shares	Oct. 31, 2024 shares	Jul. 31, 2024 shares	Apr. 30, 2024 shares	Mar. 31, 2024 USD ($) shares	Jan. 31, 2024 shares	Nov. 30, 2023 shares	Jun. 30, 2023 shares	May 31, 2023 shares	Mar. 31, 2023 shares	Jan. 31, 2023 shares	Mar. 31, 2025 USD ($) Segment $ / shares shares	Dec. 31, 2024 USD ($) shares	Jun. 30, 2025 USD ($) Segment shares	Sep. 30, 2024 shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Mar. 28, 2025 USD ($)	Jun. 30, 2024 USD ($)
Stock Issued During Period, Value, Issued for Services																																				$ 193,973		$ 3,877,714
Number of warrants issued | shares																						147,319,757														147,319,757	147,219,360	232,888,660		147,219,360
Debt instrument face amount		$ 6,200,000																	$ 21,000,000
Proceeds																																								$ 3,000,000
Other Liabilities																																					$ 14,000,000			14,000,000
Restricted Cash, Current																						$ 2,975,000							$ 6,476,000							$ 2,975,000	$ 4,475,000	$ 2,975,000		$ 4,475,000	$ 6,476,000		$ 4,475,000
Debt Instrument, Description																			The maturity date of any drawings under the Debt Facility will be June 30, 2030. For every $5,000,000 or part thereof advanced under the Debt Facility, the Company will grant a new 0.5% life-of-mine gross revenue royalty, on the same terms as the Royalty, to a maximum of 2.0% on the Primary Claims and 1.4% on the Secondary Claims. The Company may buy back 50% of these royalties for $20,000,000.					As consideration for Sprott advancing the debt facility the Company granted Sprott a royalty for 1.0% of life-of-mine gross revenue from mining claims considered to be historically worked, contiguous to current accessible underground development, and covered by the Company’s 2021 ground geophysical survey and a 0.70% rate will apply to claims outside of these areas.												The key assumptions used in the revaluation are production of 700,000,000 lbs of zinc, 385,000,000 lbs of lead, 8,700,000 oz of silver over 14 years and commodity prices of 1.20 $/lb to 1.28 $/lb for zinc, 0.91 $/lb to 0.93 $/lb for lead, and 27.76 $/oz to $31.96 $/oz for silver		The key assumptions used in the revaluation are production of 700,000,000 lbs of zinc, 385,000,000 lbs of lead, 8,700,000 oz of silver over 14 years and long-term commodity prices of 1.20 $/lb to 1.28 $/lb for zinc, 0.91 $/lb to 0.93 $/lb for lead, 27.76 $/oz to $31.96 $/oz for silver, and timing of production		The key assumptions used in the revaluation are production of 676,000,000 lbs of zinc, 366,000,000 lbs of lead, 8,800,000 oz of silver over 14 years and commodity prices of 1.20 $/lb to 1.27 $/lb for zinc, 0.94 $/lb to 0.97 $/lb for lead, and 27.61 $/oz to $31.7 $/oz for silver.
Royalty percentage		1.65%							0.35%				0.35%				0.35%	0.35%	1.35%	1.35%
Common Stock, Shares, Issued | shares																						359,438,769														359,438,769	349,698,625	911,615,863		349,698,625	322,661,482
Stock Issued During Period, Value, Conversion of Convertible Securities																																						$ 26,516,595
Reportable operating segment | Segment																																				1		1
Bunker Hill Mine [Member]
Ownership percentage																						100.00%														100.00%	100.00%	100.00%		100.00%
Brokered Private Placement [Member]
Proceeds from Issuance Initial Public Offering																						$ 30,000,000
Letter of Credit [Member]
Repayments of Bank Debt																																								$ 1,500,000
Maximum [Member] | Silver Loan [Member]
Debt Instrument, Interest Rate, Stated Percentage																																						15.00%
Minimum [Member] | Silver Loan [Member]
Debt Instrument, Interest Rate, Stated Percentage																																						13.50%
Unsecured Promissory Note [Member]
Debt instrument face amount																						$ 3,088,000														$ 3,088,000
Debt Instrument, Interest Rate, Stated Percentage							12.00%
Proceeds from (Repayments of) Related Party Debt					$ 312,000	$ 2,325,000	$ 763,000
Unsecured Promissory Note [Member] | Maximum [Member]
Debt instrument face amount							$ 3,400,000
Subsequent Event [Member]
Number of shares issued RSUs | shares			5,562,419
Number of warrants issued | shares																100,397
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																$ 0.15
Class of Warrant or Right, Date from which Warrants or Rights Exercisable																Aug. 08, 2027
Debt facility									$ 6,000,000				$ 5,000,000											$ 6,000,000
Proceeds from Issuance of Debt									$ 11,000,000
Percentage of royalty									1.00%
Percentage of claims									0.70%
Restricted cash balance												$ 2,975,000
Number of shares issued																						50.00%														50.00%
Debt Instrument, Description																						the exchange of a $46,000,000 multi-metals stream previously entered into with Sprott Streaming, which currently applies to up to 10% of payable metals sold from the Project and expires on June 23, 2063 (the “Stream”), for the Series 3 CDs	the exchange of a $46,000,000 multi-metals stream previously entered into with Sprott Streaming, which currently applies to up to 10% of payable metals sold from the Project and expires on June 23, 2063 (the “Stream”), for the Series 3 CDs
Royalty percentage																						1.85%	1.85%
Long-Term Debt, Percentage Bearing Fixed Interest, Percentage Rate																						1.50%														1.50%
Subsequent Event [Member] | Series One Secured Debentures [Member]
Debt instrument face amount																						$ 6,000,000														$ 6,000,000
Debt Instrument, Maturity Date, Description																						March 31, 2028	March 31, 2028
Debt Instrument, Convertible, Conversion Price | $ / shares																						$ 0.30														$ 0.30
Subsequent Event [Member] | Series Two Secured Debentures [Member]
Debt instrument face amount																						$ 15,000,000														$ 15,000,000
Debt Instrument, Maturity Date, Description																						March 31, 2029	March 31, 2029
Debt Instrument, Convertible, Conversion Price | $ / shares																						$ 0.29														$ 0.29
Subsequent Event [Member] | Senior Secured Credit Facility [Member]
Debt instrument face amount																						$ 21,000,000														$ 21,000,000
Debt Instrument, Maturity Date, Description																						June 30, 2030	June 30, 2030
Subsequent Event [Member] | Series Three Secured Debentures [Member]
Debt instrument face amount																						$ 4,000,000														$ 4,000,000
Debt Instrument, Maturity Date, Description																						June 30, 2030	June 30, 2030
Debt Instrument, Interest Rate During Period																						5.00%	5.00%
Royalty percentage																						1.65%	1.65%
Common Stock, Shares, Issued | shares																						200,000,000														200,000,000
Subsequent Event [Member] | Non Brokered Private Placement [Member]
Sale of Stock, Description of Transaction																						Teck has agreed to contribute, through a non-brokered private placement, $2 for every $1 raised through the Brokered Offering in aggregate, with a minimum lead order of $	Teck has agreed to contribute, through a non-brokered private placement, $2 for every $1 raised through the Brokered Offering in aggregate, with a minimum lead order of $
Proceeds from Issuance Initial Public Offering																						$ 6,600,000
Subsequent Event [Member] | Brokered Private Placement [Member]
Proceeds from Issuance Initial Public Offering																						10,000,000	$ 43,110,000
Subsequent Event [Member] | New Standby Facility Agreement [Member]
Debt instrument face amount																						$ 10,000,000														$ 10,000,000
Subsequent Event [Member] | Debt Settlement Agreement [Member]
Issuance of common stock, shares | shares																						58,142,857	58,142,857
Stock Issued During Period, Value, Conversion of Convertible Securities																						$ 6,000,000
Subsequent Event [Member] | SP Facility [Member]
Line of Credit Facility, Description																						Teck will provide an uncommitted revolving standby prepayment facility of up to $10,000,000 to the Company (the “SP Facility”), which will be available to the Company until the earlier of (i) June 30, 2028, and (ii) the date on which the Project hits 90% of name plate capacity or the date on which the Company is cash positive for a quarter, unless terminated earlier by Teck. The SP Facility will bear interest at a to-be-agreed-basis per annum, calculated and capitalized quarterly.	Teck will provide an uncommitted revolving standby prepayment facility of up to $10,000,000 to the Company (the “SP Facility”), which will be available to the Company until the earlier of (i) June 30, 2028, and (ii) the date on which the Project hits 90% of name plate capacity or the date on which the Company is cash positive for a quarter, unless terminated earlier by Teck. The SP Facility will bear interest at a to-be-agreed-basis per annum, calculated and capitalized quarterly.
Subsequent Event [Member] | Silver Loan [Member]
Line of Credit Facility, Description																						a wholly-owned subsidiary of the Company, in the aggregate principal amount equal to the U.S. dollar equivalent of up to 1,200,000 troy ounces of silver (the “Silver Loan”) from 15% to 13.5%; (ii) clarify the calculation of the cash flow sweep; (iii) extend the availability date for advances of the Silver Loan from January 31, 2025 to June 30, 2025; and (v) in connection with any advances of the Silver Loan, to provide for the issuance of bonus warrants (“Bonus Warrants”) in such number and on such terms as to be agreed upon between the parties before issuance and subject to prior approval from the TSX-V (however, in any event, the aggregate number of Bonus Warrants issued to Monetary Metals under the Silver Loan will not exceed the maximum amount of 3,000,000 allowable under the MM NPA).	a wholly-owned subsidiary of the Company, in the aggregate principal amount equal to the U.S. dollar equivalent of up to 1,200,000 troy ounces of silver (the “Silver Loan”) from 15% to 13.5%; (ii) clarify the calculation of the cash flow sweep; (iii) extend the availability date for advances of the Silver Loan from January 31, 2025 to June 30, 2025; and (v) in connection with any advances of the Silver Loan, to provide for the issuance of bonus warrants (“Bonus Warrants”) in such number and on such terms as to be agreed upon between the parties before issuance and subject to prior approval from the TSX-V (however, in any event, the aggregate number of Bonus Warrants issued to Monetary Metals under the Silver Loan will not exceed the maximum amount of 3,000,000 allowable under the MM NPA).
Subsequent Event [Member] | Maximum [Member]
Proceeds from Issuance of Private Placement																						$ 15,000,000	$ 21,555,000
Royalty percentage																						1.85%	1.85%
Subsequent Event [Member] | Maximum [Member] | Series One Secured Debentures [Member]
Debt Instrument, Interest Rate During Period																						5.00%	5.00%
Subsequent Event [Member] | Maximum [Member] | Series Two Secured Debentures [Member]
Debt Instrument, Interest Rate During Period																						5.00%	5.00%
Subsequent Event [Member] | Maximum [Member] | Brokered Private Placement [Member]
Proceeds from Issuance Initial Public Offering																						$ 20,000,000
Subsequent Event [Member] | Minimum [Member]
Proceeds from Issuance of Private Placement																						$ 10,000,000	$ 14,370,000
Royalty percentage																						1.35%	1.35%
Subsequent Event [Member] | Minimum [Member] | Series One Secured Debentures [Member]
Debt Instrument, Interest Rate During Period																						7.50%	7.50%
Subsequent Event [Member] | Minimum [Member] | Series Two Secured Debentures [Member]
Debt Instrument, Interest Rate During Period																						10.50%	10.50%
Subsequent Event [Member] | Unsecured Promissory Note [Member]
Debt instrument face amount																																										$ 3,088,000
Debt Instrument, Interest Rate, Stated Percentage							12.00%
Proceeds from (Repayments of) Related Party Debt						$ 2,325,000	$ 763,000
Subsequent Event [Member] | Unsecured Promissory Note [Member] | Maximum [Member]
Debt instrument face amount							$ 3,400,000
Subsequent Event [Member] | Equity Financing [Member]
Debt instrument face amount																						$ 45,000,000														$ 45,000,000
Subsequent Event [Member] | Restricted Stock Units (RSUs) [Member]
Number of shares issued RSUs | shares								5,562,419
Common Stock [Member]
Shares issued for services, shares | shares																					187,500							6,398,439		7,392,859						1,674,835	621,500	37,758,202	1,053,335
Stock Issued During Period, Value, Issued for Services																																				$ 2		$ 38
Issuance of common stock, shares | shares																										5,175,000	4,653,409	6,398,439				3,944,364						259,047,619
Number of shares issued RSUs | shares																																				672,450		672,450		2,667,436	5,809,218
Stock Issued During Period, Value, Conversion of Convertible Securities																																						$ 259
Issuance of common stock, shares | shares		252,215,751																						7,392,859										9,803,574	6,377,271			252,215,751
Common Stock [Member] | Restricted Stock Units (RSUs) [Member]
Shares issued for services, shares | shares																									21,000	750,000		100,000	2,546,436		42,000	4,449,035	1,318,183
Issuance of common stock, shares | shares																								672,450
Common Stock [Member] | Subsequent Event [Member]
Shares issued for services, shares | shares										621,500					1,053,335
Stock Issued During Period, Value, Issued for Services										$ 60,000					$ 120,000
Issuance of common stock, shares | shares				187,500										7,392,859
Number of shares issued RSUs | shares											672,450
Issuance of common stock, shares | shares	15,378,473